Cash and Deposits with Financial Institutions (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2018		2017
Cash and non-interest-bearing deposits with financial institutions	$8,997		$7,825
Interest-bearing deposits with financial institutions	53,272		51,838
Total	$62,269	(1)	$59,663

(1)	Net of impairment allowances of $3.